Other Current Assets - Summary of Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Current Assets [line items]
Impairment loss on development properties	¥ 0		¥ 3,000
Proceeds from disposal of equity securities	1,354	$ 209	16,429
Gain on disposal on equity investments	¥ 874	$ 135	¥ 11,528